DERIVATIVE FINANCIAL INSTRUMENTS - Interest rate swap positions (Details) - Swap [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Notional Amount	$ 820,000	$ 1,270,000
Average Fixed Pay Rate	1.14%	2.05%
Average Receive Rate	0.23%	1.90%
Net Estimated Fair Value	$ (24,704)	$ (20,146)
Average Maturity	4 years 3 months 18 days	3 years 9 months 18 days
1-3 Years
Derivatives, Fair Value [Line Items]
Notional Amount		$ 360,000
Average Fixed Pay Rate		2.03%
Average Receive Rate		1.93%
Net Estimated Fair Value		$ (3,680)
Average Maturity		2 years 3 months 18 days
3-5 Years
Derivatives, Fair Value [Line Items]
Notional Amount	$ 620,000	$ 910,000
Average Fixed Pay Rate	1.29%	2.03%
Average Receive Rate	0.22%	1.92%
Net Estimated Fair Value	$ (23,760)	$ (16,466)
Average Maturity	3 years 7 months 6 days	4 years 4 months 24 days
More Than Five Years [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	$ 200,000
Average Fixed Pay Rate	0.67%
Average Receive Rate	0.23%
Net Estimated Fair Value	$ (944)
Average Maturity	6 years 4 months 24 days